Property, Plant, and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property, Plant, and Equipment
Property, Plant, and Equipment

(6) Property, Plant, and Equipment

        A summary of costs for property, plant, and equipment is as follows:

	June 30, 2013	December 31, 2012
	(in millions)
Land and improvements	$24.1	$24.0
Buildings	37.0	36.7
Machinery and equipment	1,720.7	1,685.6
Automotive equipment	15.8	14.3
Furniture and fixtures	6.4	6.2
Leasehold improvements	0.8	0.8
Construction in progress	81.7	46.0

	1,886.5	1,813.6
Accumulated depreciation	518.1	462.0

Total net, property, plant and equipment	$1,368.4	$1,351.6

        Capitalized interest recognized as a reduction in interest expense for the three months ended June 30, 2013 and 2012 totaled approximately $0.6 million and $0.5 million, respectively. Capitalized interest recognized as a reduction in interest expense for the six months ended June 30, 2013 and 2012 totaled approximately $1.0 million and $1.2 million, respectively. Land, buildings and equipment that are under a capital lease obligation had an original carrying value of approximately $24.8 million as of June 30, 2013 and December 31, 2012. Amortization of assets held under capital leases is included in depreciation expense.

(8)   Property, Plant, and Equipment

        A summary of costs for property, plant, and equipment is as follows:

	December 31,
	2012	2011
	(in thousands)
Land and improvements	$23,962	$19,193
Buildings	36,680	33,887
Machinery and equipment	1,685,616	1,570,191
Automotive equipment	14,327	9,603
Furniture and fixtures	6,168	5,713
Leasehold improvements	774	413
Construction in progress	46,039	39,781

	1,813,566	1,678,781
Accumulated depreciation	461,975	357,994

	$1,351,591	$1,320,787

        Capitalized interest recognized as a reduction in interest expense for the years ended December 31, 2012, 2011 and 2010 totaled approximately $3.0 million, $1.1 million and $1.8 million, respectively. Land, building and equipment that are under a capital lease obligation had an original carrying value of approximately $24.8 million, $24.8 million and $0 for the years ended December 31, 2012, 2011 and 2010, respectively. Amortization of assets held under capital leases is included in depreciation expense.